Other accounts receivable and other assets, net, and other accounts payable, provisions and other liabilities - Summary of hedging instruments and its cash flow hedges due to maturities (Detail) - Currency swap contract [member]
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional	2,334,880	2,578,515
From 1 to 3 months [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional	75,280
Average interest rate in US Dollars	4.66%
Average interest rate in Soles	8.59%
Average exchange rate Soles / US Dollars	3.89
Between 3 months and 1 year [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional	376,400	259,630
Average interest rate in US Dollars	5.20%	3.60%
Average interest rate in Soles	7.89%	8.09%
Average exchange rate Soles / US Dollars	3.71	3.94
From 1 to 5 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional	1,883,200	2,318,885
Average interest rate in US Dollars	2.17%	3.07%
Average interest rate in Soles	2.07%	3.86%
Average exchange rate Soles / US Dollars	3.66	3.66